Operating assets and liabilities - Inventories - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of intangible assets material to entity [line items]
Research and development costs	kr 15,462	kr 14,220	kr 14,805
Indirect production costs (as a percent of net inventory value)	50.00%
Prelaunch Inventory
Disclosure of intangible assets material to entity [line items]
Research and development costs		kr 510